Cover Page	Apr. 13, 2021	Apr. 12, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 13, 2021
Entity Registrant Name	ALLIANCEBERNSTEIN L.P.
Entity Incorporation, State or Country Code		DE
Entity File Number		000-29961
Entity Tax Identification Number		13-4064930
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	969-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001109448
Amendment Flag		false